UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2010


Check here if Amendment:         |x|; Amendment Number: 1

This Amendment (Check only one): |_| is a restatement
                                 |x| adds new holding entries.


Institutional Manager Filing this Report:

Name:       MCM Capital Management, LLC

Address:    1370 Avenue of the Americas
            New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Alan Rivera, Esq.
Title:      Chief Financial Officer & General Counsel
Phone:      (212) 586-4333


Signature, Place and Date of Signing:


/s/ Alan Rivera                 New York, New York             April 28, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        4

Form 13F Information Table Value Total:       $10,008
                                             (thousands)


List of Other Included Managers:

No.   File Number:            Name:

1.    028-12272               MMI Investments, LP 13F

                                                     FORM 13F INFORMATION TABLE

                                                         December 31, 2010

COLUMN 1       COLUMN 2  COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6      COLUMN 7          COLUMN 8
-------------- --------  ---------   --------   -------------------  --------------   --------   ------------------------
                TITLE
                 OF                   VALUE     SHRS OR   SH/  PUT/   INVESTMENT       OTHER         VOTING AUTHORITY
NAME OF ISSUER  CLASS      CUSIP     (X$1000)   PRN AMT   PRN  CALL   DISCRETION      MANAGERS    SOLE     SHARED   NONE
-------------- --------  ---------   --------   -------   ---  ----  --------------   --------   -------   ------  ------
KIRKLANDS INC    COM     497498105    2,666     190,000   SH         SHARED-DEFINED     1        190,000
KIRKLANDS INC    COM     497498105       32       2,250   SH         SOLE              NONE        2,250
TNS INC          COM     872960109    7,280     350,000   SH         SHARED-DEFINED     1        350,000
TNS INC          COM     872960109       30       1,450   SH         SOLE              NONE        1,450




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